9. SHARE CAPITAL (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 20, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock shares outstanding		20,085,119	20,085,119
Additional shares of common stock		91,000
Proceeds from the sale of stock		$ 0	$ 0	$ 100,000
License Agreement [Member]
Stock issued for license agreement, shares	2,991,400
Stock issued for license agreement, value	$ 59,828
Private Placement [Member]
Proceeds from the sale of stock				$ 100,000
Stock issued new, shares				1,000,000